SHAREHOLDERS' (DEFICIT) EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 09, 2021	Apr. 30, 2020
SHAREHOLDERS' EQUITY (DEFICIT)
Balance at beginning of period	206,000	197,000
Debenture, warrants issued		9,000
Warrants expired	(11,026)
Warrants issued	750,000
Warrants exercised	(750,000)
Balance at end of period	194,974	206,000
Warrant exercise price (in dollars per share)			$ 1.20	$ 100.00
Prefunded Warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Warrants issued	750,000
Warrants exercised	750,000
Warrant exercise price (in dollars per share)	$ 0.001
Roth Capital
SHAREHOLDERS' EQUITY (DEFICIT)
Balance at beginning of period	9,000
Balance at end of period		9,000